File # 1-06991
CERTNYS

14006071

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 28 2014

Washington

April 4, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WAL-MART STORES, INC. 1.900% Notes Due 2022 and 2.550% Notes Due 2026 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 4, 2014. Tentative listing date – April 8, 2014.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com